UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31,2006
                                                     ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
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             New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:       Managing Partner
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Phone:       212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt         New York, NY                  2/14/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $305,087
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                                                                                                        VOTING AUTHORITY
            NAME OF               TITLE               VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER
            ISSUER               OF CLASS   CUSIP   (X $1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED  NONE
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AMR CORP                           COM     001765106   12,092 400,000  SH           SOLE               400,000
ALEXANDERS INC                     COM     014752109    9,232  22,000  SH           SOLE                22,000
BON-TON STORES INC                 COM     09776J101   16,286 470,000  SH           SOLE               470,000
COCA COLA CO                       COM     191216100   19,300 400,000  SH           SOLE               400,000
DU PONT E I DE NEMOURS & CO.       COM     263534109    9,742 200,000  SH           SOLE               200,000
ENDEAVOR ACQUISITION CORP          COM     292577103    4,595 500,000  SH           SOLE               500,000
                                COM PAR                                             SOLE
FOREST OIL CORP                   $0.01    346091705    5,719 175,000  SH                              175,000
GAIAM INC                          CL A    36268Q103    8,358 611,000  SH           SOLE               611,000
GENERAL MTRS CORP                  COM     370442105   23,040 750,000  SH           SOLE               750,000
HEALTH NET INC                     COM     42222G108   10,949 225,000  SH           SOLE               225,000
HEINZ H J CO                       COM     423074103   24,756 550,000  SH           SOLE               550,000
                                GLOBL DEP                                           SOLE
IRSA INVERSIONES Y REPS S A        RCPT    450047204   12,683 750,000  SH                              750,000
JETBLUE AWYS CORP                  COM     477143101   14,200 1,000,000SH           SOLE             1,000,000
                                SPONSORED                                           SOLE
KOOKMIN BK NEW                     ADR     50049M109    8,064 100,000  SH                              100,000
LAMAR ADVERTISING CO               CL A    512815101    5,558  85,000  SH           SOLE                85,000
MIRANT CORP NEW                    COM     60467R100    9,471 300,000  SH           SOLE               300,000
MOLSON COORS BREWING CO            CL B    60871R209   19,110 250,000  SH           SOLE               250,000
MOSAIC CO                          COM     61945A107    5,340 250,000  SH           SOLE               250,000
PATHMARK STORES INC NEW            COM     70322A101    7,805 700,000  SH           SOLE               700,000
PROCTER & GAMBLE CO                COM     742718109   19,281 300,000  SH           SOLE               300,000
SPDR TR                         UNIT SER 1 78462F103    1,170   9,000  SH   PUT     SOLE                 9,000
SEARS HLDGS CORP                   COM     812350106   20,152 120,000  SH           SOLE               120,000
TRUE RELIGION APPAREL INC          COM     89784N104    4,210 275,000  SH           SOLE               275,000
UAL CORP                         COM NEW   902549807   13,200 300,000  SH           SOLE               300,000
ACCENTURE LTD BERMUDA              CL A    G1150G111    9,233 250,000  SH           SOLE               250,000
BUNGE LIMITED                      COM     G16962105    7,251 100,000  SH           SOLE               100,000
LOGITECH INTL S A                  SHS     H50430232    4,290 150,000  SH           SOLE               150,000
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